Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Abstract]
Provision for doubtful accounts	$ 0	$ 0	$ 0
Vessels' salvage value per lightweight ton	$300	$150	$150
Effect of change in accounting estimate	$ 1,400,000
Per basic share effect of change in accounting estimate	$ 0.06
Per diluted share effect of change in accounting estimate	$ 0.05
Vessels' useful life	30 years